STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES		$ 2,500	$ 2,500
COST AND EXPENSE
Research and development	$ 645,206	585,506	2,849,620	$ 2,068,050
General and administrative	420,246	402,165	1,546,064	1,632,387
TOTAL COST AND EXPENSE	1,065,452	987,671	4,395,684	3,700,437
LOSS FROM OPERATIONS	(1,065,452)	(985,171)	(4,393,184)	(3,700,437)
OTHER INCOME (EXPENSE)
Interest income	$ 61	61	249	267
Commitment fee and interest expense		(2,741)	(16,862)	(212,156)
NET LOSS	$ (1,065,391)	$ (987,851)	$ (4,409,797)	$ (3,912,326)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.08)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	58,393,367	52,764,679	55,637,906	51,672,177